Material Related Party Transactions - Summary of Transactions with Unicom Group and its Subsidiaries (Detail) - CNY (¥) ¥ in Millions				12 Months Ended
	Dec. 26, 2018	Aug. 24, 2017	Feb. 27, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
China United Network Communications Group Company Limited and its subsidiaries [member]
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan		¥ 3,893	¥ 1,344			¥ 5,237
Repayment of unsecured entrusted loan to Unicom Group					¥ 1,344	3,893
Interest expenses on unsecured entrusted loan				¥ 132	10	70
Loan from a related party					48	435
Repayment of loan from a related party				48	435
Interests expenses on loan from a related party					12
Net (withdrawal)/deposits by Unicom Group and its subsidiaries from/with Finance Company				258	2,336	(112)
Interest expenses on the deposits in Finance Company				¥ 64	93	¥ 34
A Share Company [member]
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan	¥ 3,042				¥ 3,042